Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 21,936	£ 19,747
Financial assets at fair value through profit or loss:
- Derivative financial instruments	5,445	5,259
- Other financial assets at fair value through profit or loss	745	5,617
Financial assets at amortised cost:
- Loans and advances to customers	202,516	201,289
- Loans and advances to banks	2,065	2,799
- Reverse repurchase agreements - non trading	22,409	21,127
- Other financial assets at amortised cost	7,137	7,229
Financial assets at fair value through other comprehensive income	13,438	13,302
Interests in other entities	96	88
Intangible assets	1,793	1,808
Property, plant and equipment	2,069	1,832
Current tax assets	180	153
Retirement benefit assets	779	842
Other assets	3,919	2,280
Total assets	284,527	283,372
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	1,775	1,369
- Other financial liabilities at fair value through profit or loss	1,633	6,286
Financial liabilities at amortised cost:
- Deposits by customers	180,617	178,090
- Deposits by banks	16,489	17,221
- Repurchase agreements - non trading	14,771	10,910
- Debt securities in issue	44,574	46,692
- Subordinated liabilities	3,645	3,601
Other liabilities	3,904	2,448
Provisions	547	509
Deferred tax liabilities	256	223
Retirement benefit obligations	252	114
Total liabilities	268,463	267,463
Equity
Share capital	3,105	3,119
Share premium	5,620	5,620
Other equity instruments	1,991	1,991
Retained earnings	4,658	4,744
Other reserves	531	284
Total shareholders' equity	15,905	15,758
Non-controlling interests	159	151
Total equity	16,064	15,909
Total liabilities and equity	£ 284,527	£ 283,372